EQUITY - Company Share Repurchase Program (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Capital reserves		R$ 649,400
Common shares
EQUITY
Capital reserves	R$ 607,429
Shares to be acquired under repurchase program	13,381,200